LEASES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
2025	$ 20,335
Total lease payments	413,238
Less imputed interest	(34,497)
Present value of lease payments	378,741	$ 24,722
Less: current portion	(69,877)
Lease liability, net of current portion	$ 308,864
NEONC TECHNOLOGIES HOLDINGS, INC.
2025		25,000
Total lease payments		25,000
Less imputed interest		(278)
Present value of lease payments		24,722
Less: current portion		(24,722)
Lease liability, net of current portion